RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Due to related party	$ 461,633	$ 22,591
Due from a related party	0	$ 72,700
Borrowd amount for working capital	$ 363,499
Ownership interest	8.8228%